Vessels and Other Fixed Assets, Net - 2018 (Details) $ / shares in Units, $ in Thousands		6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
		Jul. 06, 2018 $ / shares shares	Aug. 03, 2018 $ / shares shares	Aug. 27, 2018 USD ($) shares	Oct. 10, 2018 USD ($) $ / shares shares	Nov. 16, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 20, 2016 $ / shares
Property, Plant and Equipment [Line Items]
Payments to acquire property plant and equipment							$ 328,634	$ 143,684	$ 396,154
Shares Issued, Price Per Share | $ / shares										$ 4.3
Capital leased assets, gross amount							$ 992,777	325,301
Number of vessels owned							107
Impairment loss of disposed assets									18,537
Impairment loss of assets held for use									10,684
Impairment loss							$ 17,784	$ 0	$ 29,221
First-priority mortgage
Property, Plant and Equipment [Line Items]
Number of vessels owned							75
Amount of vessels pledged as collateral							$ 1,649,497
Cross collateral, Bareboat vessels
Property, Plant and Equipment [Line Items]
Capital leased assets, Number of vessels							31
Capital leased assets, gross amount							$ 992,777
Star Eleni
Property, Plant and Equipment [Line Items]
Delivery date	[1]						January 3, 2018
Star Magnanimus
Property, Plant and Equipment [Line Items]
Delivery date	[1]						March 26, 2018
Star Leo
Property, Plant and Equipment [Line Items]
Delivery date	[1]						May 14, 2018
Augustea Vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired			16
Number of shares issued as part of the final consideration | shares			10,277,335
Total acquisition cost							$ 452,661
Shares Issued, Price Per Share | $ / shares			$ 14
Songa Vessels
Property, Plant and Equipment [Line Items]
Number of vessels acquired		15
Number of shares issued as part of the final consideration | shares		13,725,000
Total acquisition cost							$ 327,680
Shares Issued, Price Per Share | $ / shares		$ 13.31
Star Bright
Property, Plant and Equipment [Line Items]
Delivery date							October 10, 2018
Star Anna
Property, Plant and Equipment [Line Items]
Delivery date							November 16, 2018
Total acquisition cost						$ 19,800
Star Delta
Property, Plant and Equipment [Line Items]
Disposal date							Jan. 08, 2019
Step 1 Vessels
Property, Plant and Equipment [Line Items]
Payments to acquire property plant and equipment				$ 41,700
Number of shares issued as part of the final consideration | shares				1,340,000
Step 1 Vessels | Star Bright
Property, Plant and Equipment [Line Items]
Delivery date							Oct. 10, 2018
Payments to acquire property plant and equipment					$ 9,167
Number of shares issued as part of the final consideration | shares					291,300
Total acquisition cost					$ 13,073
Shares Issued, Price Per Share | $ / shares					$ 13.87

[1]	Subject to a bareboat charter with purchase obligation at the expiration of the bareboat term (Note 5)